RELATED PARTY TRANSACTIONS - Keen Labs Supply Services Agreement and Shares Issued to Related Parties (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 06, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 05, 2026
RELATED PARTY TRANSACTIONS
Revenues		$ 8,172,553	$ 8,988,343	$ 35,836,809	$ 22,652,885
Cost of revenues		6,307,511	$ 5,974,610	24,371,255	16,706,177
Amount of standard support services owed from related party		3,064,131		3,066,626	1,897,471
Equity in earnings from Sun Solar		281,523
Investment in Sun Solar		$ 7,406,523
Stock-based compensation expense				768,923	$ 659,077
Non-employee directors
RELATED PARTY TRANSACTIONS
Company issued restricted common stock		26,406
Stock-based compensation expense		$ 221,000
Distributed Energy & Renewables
RELATED PARTY TRANSACTIONS
Revenues		119,209		703,168
Cost of revenues		67,237		$ 537,723
Keen Labs Operations Inc [Member]
RELATED PARTY TRANSACTIONS
Period Of Notice For Termination	30 days
Keen Labs Operations Inc [Member] | Distributed Energy & Renewables
RELATED PARTY TRANSACTIONS
Revenues		1,849,925
Cost of revenues		1,168,772
Sun Solar LLC
RELATED PARTY TRANSACTIONS
Equity in earnings from Sun Solar		$ 281,523
Ownership Percentage		40.00%				40.00%
Intra-Entity Gross Profit In Inventory		$ 57,217
Investment in Sun Solar		$ 7,406,523
Sun Solar LLC | Keen Labs Operations Inc [Member]
RELATED PARTY TRANSACTIONS
Mark-up percentage	10.00%